Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable	$ 31,573	$ 25,140
Contract liabilities	2,001	3,690
Current operating lease liabilities	27,653
Income tax payable	4,142	8,148
Accrued expenses and other current liabilities	37,062	$ 19,721
Operating lease liabilities, non-current	$ 116,564
Common stock, par value		$ 0.05
Common stock, shares authorized		38,572,025
Common stock, shares issued		11,082,930
Common stock, shares outstanding		11,082,930
Treasury stock, shares	4,624,039	0
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.05
Preferred stock, shares authorized		134,190
Preferred stock, shares issued		134,190
Preferred stock, shares outstanding		134,190
Preferred stock, liquidation preference, value		$ 6,710
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.05
Preferred stock, shares authorized		9,991,588
Preferred stock, shares issued		9,991,588
Preferred stock, shares outstanding		9,991,588
Preferred stock, liquidation preference, value		$ 5,000
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.05
Preferred stock, shares authorized		4,358,702
Preferred stock, shares issued		4,358,702
Preferred stock, shares outstanding		4,358,702
Series D Preferred Stock [Member]
Preferred stock, par value		$ 0.05
Preferred stock, shares authorized		2,943,786
Preferred stock, shares issued		2,943,786
Preferred stock, shares outstanding		2,943,786
Preferred stock, liquidation preference, value		$ 8,053
Series E Preferred Stock [Member]
Temporary equity, par or stated value per share		$ 0.05
Temporary equity shares authorized		3,999,709
Temporary equity shares issued		3,999,709
Temporary equity shares outstanding		3,999,709
Temporary equity aggregate amount of redemption requirement		$ 26,652
Temporary equity liquidation preference		25,000
Common Class A [Member]
Common stock, par value	$ 0.05
Common stock, shares authorized	50,673,268
Common stock, shares issued	31,357,814
Common stock, shares outstanding	31,357,814
Common Class B [Member]
Common stock, par value	$ 0.05
Common stock, shares authorized	9,326,732
Common stock, shares issued	9,326,732
Common stock, shares outstanding	9,326,732
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable	$ 4,185	1,433
Contract liabilities	385	394
Current operating lease liabilities	1,864	0
Income tax payable	280	78
Accrued expenses and other current liabilities	442	341
Operating lease liabilities, non-current	$ 3,322	$ 0